Maintenance rights and lease premium, net - Lease premium assets (Details) - Lease premium, net - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of lease premium [Line Items]
Gross carrying amount	$ 975,245	$ 1,002,293
Accumulated amortization	(434,446)	(371,844)
Net carrying amount	$ 540,799	$ 630,449